THE USA PLAN

AN INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT

issued by

ReliaStar Life Insurance Company of New York

and its

ReliaStar Life Insurance Company of New York Variable Annuity Funds M P & Q

Supplement Dated December 2, 2010

This supplement updates and amends certain information contained in your current variable annuity prospectus and supplements thereto. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

IMPORTANT INFORMATION REGARDING THE
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO

Effective after the close of business on or about January 21, 2011, the ING Oppenheimer Global Strategic Income Portfolio will be renamed ING Global Bond Portfolio and ING Investment Management Co. will replace OppenheimerFunds, Inc. as subadviser under an interim subadvisory agreement. Accordingly, effective on or about January 21, 2011, all references in the product prospectus to ING Oppenheimer Global Strategic Income Portfolio are to be replaced with ING Global Bond Portfolio and information about the ING Oppenheimer Global Strategic Income Portfolio in the product prospectus is to be deleted and replaced with the following:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Global Bond Portfolio (Class I) (formerly ING Oppenheimer Global Strategic Income Portfolio)	Investment Adviser: Directed Services LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return through a combination of current income and capital appreciation.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center

P.O. Box 5033

Minot, ND 58702-5033

1-877-886-5050

If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

USPLAN-10	Page 1 of 1	December 2010